LEASE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating lease term	3 years		3 years
Cash paid for operating leases	$ 63,935	$ 64,033	$ 132,374	$ 147,970	$ 122,276
Operating lease expense	42,301		8,835		41,227
Short term lease expenses	$ 2,454	$ 64,033	$ 128,045	$ 147,970	$ 81,049